Cover	Jan. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2026
Entity File Number	001-42115
Entity Registrant Name	SmartKem, Inc.
Entity Central Index Key	0001817760
Entity Tax Identification Number	85-1083654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Manchester Technology Center, Hexagon Tower
Entity Address, Address Line Two	Delaunays Road
Entity Address, Address Line Three	Blackley
Entity Address, City or Town	Manchester
Entity Address, Country	GB
Entity Address, Postal Zip Code	M9 8GQ
City Area Code	011-44-161
Local Phone Number	721-1514
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SMTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false